ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Accrued payroll and social insurance	32,008,825	30,780,693
Warranty—current	31,262,442	41,809,564
Sales rebate	34,029,433	40,344,717
Construction payable	—	18,765,855
Deposits	16,360,762	16,293,035
Deferred ADR income	4,250,126	—
Other taxes payable	3,656,732	10,273,637
IPO cost payable	3,130,639	—
Interest payable	318,774	2,010,366
Others*	9,166,293	15,255,530
Accrued expenses and other current liabilities	134,184,026	175,533,397

*  Others mainly include employee options payable and accrued marketing expenses.

Schedule of movement of provision for warranty

	For the Year ended December 31,
	2017	2018	2019
Accrued warranty—beginning of year	17,649,411	30,648,678	48,872,284
Accrual for warranties issued during the year	27,395,169	29,346,974	40,271,444
Warranty claims paid	(14,395,902)	(7,923,760)	(22,132,194)
Pre-existing warranty expired	—	(3,199,608)	(7,059,668)
Accrued warranty—end of year	30,648,678	48,872,284	59,951,866